Disclosure of detailed information about non-capital loss carryforwards available to offset future taxable income (Details) $ in Thousands	Aug. 31, 2019 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	$ 41,049
August 31, 2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	1,070
August 31, 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	11,727
August 31, 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	16,690
August 31, 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non capital loss carryforwards available to offset future taxable income	$ 11,562